SCHEDULE OF PROVED RESERVES (Details)		12 Months Ended
		Sep. 30, 2022 bbl		Sep. 30, 2022 Boe bbl		Sep. 30, 2022 bbl Mcf		Sep. 30, 2021 bbl		Sep. 30, 2021 Boe bbl		Sep. 30, 2021 bbl Mcf		Sep. 30, 2022 Boe	Sep. 30, 2022 Mcf	Sep. 30, 2021 Boe	Sep. 30, 2021 Mcf	Sep. 30, 2020 bbl	Sep. 30, 2020 Boe	Sep. 30, 2020 Mcf	Sep. 30, 2019 bbl	Sep. 30, 2019 Boe	Sep. 30, 2019 Mcf
Supplemental Information On Oil And Gas Operations
Beginning balance		6,199,420				3,018,350		3,706,360				740,180
Beginning balance, BOE (Barrels)				6,702,478						3,829,723
Revisions		48,320	[1]			(5,613)	[1]	(88,263)	[2]			38,640	[2]
Revisions, BOE (Barrels)				47,385	[1]					(81,823)	[2]
Purchase of proved reserves								5,408,560	[3]			2,859,590	[3]
Purchase of proved reserves	[3]									5,885,158
Sale reserves								(2,826,290)	[1]			(618,650)	[1]
Sale reserves, BOE (Barrels)										(2,929,398)	[1]
Production		(10,670)				(11,567)		(947)				(1,410)
Production, BOE (Barrels)				(12,598)						(1,182)
Purchase of proved reserves, BOE (Barrels)
Ending balance		6,237,070				3,001,170		6,199,420				3,018,350
Ending balance, BOE (Barrels)				6,737,265						6,702,478
Proved developed reserves		1,153,870		1,153,870		1,153,870		587,450		587,450		587,450			864,770		411,910	549,390		82,430
Proved developed reserves, BOE (Barrels)														1,297,998		656,102			563,128
Proved undeveloped reserves		5,083,200		5,083,200		5,083,200									2,136,400			3,156,970		657,750	5,611,970		2,606,440
Proved undeveloped reserves, BOE (Barrels)														5,439,267					3,266,595			6,046,377

[1]	During 2021, the Company sold ODC and Taylor properties.
[2]	Revisions in 2021 included 120,850 bbls in proved undeveloped reserves being reclassified as probable in the 2021 reserve report, net of other immaterial revisions in several properties.
[3]	During 2021, the Company purchased 1,246 net acres in Martin County, Texas.